Real Estate Owned, Net - Annual Net Amortization of Intangibles (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Real Estate
2022 (April 1 through December 31)	$ 2,876,670
2023	824,474	$ 3,900,013
2024	824,474	824,474
2025	(25,671)	824,474
2026	(25,671)	(25,671)
2027	(86,733)	(25,671)
Thereafter	(7,668,824)	(7,755,558)
Total	(3,281,281)	(2,257,939)
Net Decrease in Real Estate Operating Revenue
Real Estate
2022 (April 1 through December 31)	(680,178)
2023	(139,056)	(926,553)
2024	(139,056)	(139,056)
2025	17,556	(139,056)
2026	17,556	17,556
2027	7,315	17,556
Thereafter	0	7,315
Total	(915,863)	(1,162,238)
Increase in Depreciation and Amortization
Real Estate
2022 (April 1 through December 31)	3,654,609
2023	1,093,878	4,956,914
2024	1,093,878	1,093,878
2025	87,121	1,093,878
2026	87,121	87,121
2027	36,300	87,121
Thereafter	0	36,300
Total	6,052,907	7,355,212
Decrease in Rent Expense
Real Estate
2022 (April 1 through December 31)	(97,761)
2023	(130,348)	(130,348)
2024	(130,348)	(130,348)
2025	(130,348)	(130,348)
2026	(130,348)	(130,348)
2027	(130,348)	(130,348)
Thereafter	(7,668,824)	(7,799,173)
Total	$ (8,418,325)	$ (8,450,913)